Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 112,435	€ 125,545
Change in consolidation scope	22,373
Reclassification		0
Additions	14,404	27,176
Depreciation charge	(10,976)	(14,012)
Impairment charge/reversal	1,869	(19,071)
Disposals	(5,448)	(45)
Exchange rate differences	1,541	(7,158)
Property, plant and equipment, ending balance	136,198	112,435
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	179,583
Property, plant and equipment, ending balance	208,323	179,583
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(67,148)
Property, plant and equipment, ending balance	(72,125)	(67,148)
Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,493	10,284
Change in consolidation scope	22,373
Reclassification		45,082
Additions	9,088	30,902
Depreciation charge	(6,008)	(3,091)
Impairment charge/reversal	0	(4,453)
Disposals	(1,837)	0
Exchange rate differences	991	(4,230)
Property, plant and equipment, ending balance	99,100	74,493
Land, buildings and leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	96,528
Property, plant and equipment, ending balance	125,580	96,528
Land, buildings and leasehold improvements | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(22,035)
Property, plant and equipment, ending balance	(26,479)	(22,035)
Manufacturing and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	34,544	21,066
Change in consolidation scope	0
Reclassification		16,576
Additions	2,884	24,484
Depreciation charge	(4,372)	(10,424)
Impairment charge/reversal	1,869	(14,618)
Disposals	(3,547)	(43)
Exchange rate differences	383	(2,497)
Property, plant and equipment, ending balance	31,761	34,544
Manufacturing and laboratory equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	76,315
Property, plant and equipment, ending balance	73,686	76,315
Manufacturing and laboratory equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(41,770)
Property, plant and equipment, ending balance	(41,926)	(41,770)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,140	1,335
Change in consolidation scope	0
Reclassification		0
Additions	414	281
Depreciation charge	(442)	(432)
Impairment charge/reversal	0	0
Disposals	(61)	(2)
Exchange rate differences	3	(42)
Property, plant and equipment, ending balance	1,053	1,140
Computer hardware | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,245
Property, plant and equipment, ending balance	3,438	3,245
Computer hardware | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,105)
Property, plant and equipment, ending balance	(2,384)	(2,105)
Furniture, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	675	202
Change in consolidation scope	0
Reclassification		0
Additions	33	552
Depreciation charge	(155)	(64)
Impairment charge/reversal	0	0
Disposals	(2)	0
Exchange rate differences	9	(14)
Property, plant and equipment, ending balance	560	675
Furniture, fittings and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,912
Property, plant and equipment, ending balance	1,895	1,912
Furniture, fittings and other | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,238)
Property, plant and equipment, ending balance	(1,335)	(1,238)
Assets in the course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,583	92,659
Change in consolidation scope	0
Reclassification		(61,658)
Additions	1,985	(29,043)
Depreciation charge	0	0
Impairment charge/reversal	0	0
Disposals	0	0
Exchange rate differences	155	(375)
Property, plant and equipment, ending balance	3,724	1,583
Assets in the course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,583
Property, plant and equipment, ending balance	3,724	1,583
Assets in the course of construction | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	€ 0	€ 0